Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Payables
Suppliers	€ 561,883	€ 423,096
VAT payable	8,954	8,827
Taxation authorities, withholdings payable	26,299	24,084
Social security payable	12,787	11,741
Other public entities	111,776	97,068
Other payables	159,816	141,720
Current income tax liabilities	1,917	6,709
Total trade and other payables	€ 723,616	€ 571,525